Schedule of Investments
September 30, 2025 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 98.88%

Aerospace & Defense - 1.88%
GE Aerospace	600	180,492

Computer Communications Equipment - 6.70%
Arista Networks, Inc. (2)	4,400	641,124

Construction Machinery & Equipment - 3.49%
Caterpillar, Inc. (2)	700	334,005

Electronic Compnents, NEC - 3.79%
Vertiv Holdings Co.	2,400	362,064

Electronic Computers - 6.39%
Apple, Inc.	2,400	611,112

Insurance Agents, Brokers & Services - 6.15%
Arthur J. Gallagher & Co.	1,900	588,506

Miscellaneous Fabricated Metal Products - 4.76%
Parker-Hannifin Corp.	600	454,890

Retail-Auto & Home Supply Stores - 5.07%
O'Reilly Automotive, Inc. (2)	4,500	485,145

Retail-Building Materials, Hardware, Garden Supply - 4.34%
The Sherwin-Williams Co.	1,200	415,512

Retail-Lumber & Other Building Materials Dealers - 4.24%
The Home Depot, Inc.	1,000	405,190

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.88%
Intercontinental Exchange, Inc.	2,200	370,656

Semiconductors & Related Devices - 10.84%
Monolithic Power Systems, Inc.	700	644,448
NVIDIA Corp.	2,100	391,818

		1,036,266

Services-Business Services - 5.35%
Mastercard, Inc.	900	511,929

Services-Consumer Credit Reporting, Collection Agencies - 4.07%
S&P Global, Inc.	800	389,368

Servies-Prepackaged Software - 14.06%
Intuit, Inc.	600	409,746
Microsoft Corp.	1,000	517,950
Veeva Systems, Inc.	1,400	417,074

		1,344,770

Software-Infrastructure - 4.40%
Fortinet, Inc. (2)	5,000	420,400

Specialty Industry Machinery - 5.60%
Lam Research Corp. (2)	4,000	535,600

Surgical & Medical Instruments- 3.87%
Stryker Corp.	1,000	369,670

Total Common Stocks	(Cost $ 4,060,594)	9,456,699

Short-Term Invesments - 1.16%

Huntington Conservative Deposit Account - 4.16% (3)	111,368	111,368

Total Short Term Investments	(Cost $ 111,368)	111,368

Total Investments - 100.04%	(Cost $ 4,171,962)	9,568,067

Liabilities in Excess of Other Assets - (0.04%)		(4,718)

Total Net Assets - 100.00%		9,563,349

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$9,568,067	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,568,067	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2025.